CMA

CMA NEW YORK
MUNICIPAL MONEY FUND


Annual Report















March 31, 1997





Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.


CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper





TO OUR SHAREHOLDERS:


For the year ended March 31, 1997, CMA New York Municipal Money Fund paid shareholders a net annualized yield of 2.92%*. As of March 31, 1997, the Fund's 7-day yield was 2.93%.

Investment Outlook and Strategy
During the six-month period ended March 31, 1997, the New York State economy continued to show modest improvement spurred on by continued personal income gains which prompted strong consumer spending. Also, because of continued record high consumer confidence levels, tourism and its related industries, such as entertainment and dining, recorded a banner year. New York City's financial fortunes were greatly enhanced during this six-month period because of a surging stock market and its effect on Wall Street's salaries, bonuses and spending habits.

[FN]
* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In March 1997, Standard & Poor's Corp. affirmed its A- rating on New York State's outstanding general obligation debt. Ratings are based on the state's diverse economic base which continues to expand modestly, improving income levels and improved financial position. The state experienced positive fiscal operations in four of the last five years. Better-than-expected economic performance through fiscal 1997 contributed to a $1.3 billion projected surplus on March 31, 1997. However, Governor Pataki and State legislators acknowledged that the state budget would miss the April 1, 1997 deadline to adopt a new budget and agreed to extend the current budget until May 9, 1997.

During the six-month period ended March 31, 1997, the new issuance of short-term New York debt totaled approximately $4.2 billion, an increase of approximately 7.0% from the $3.9 billion in debt issued in the six-month period ended September 30, 1996. Net assets of CMA New York Municipal Money Fund ranged between $1.0 billion and $1.3 billion. Net assets as of March 31, 1997 stood at $1.2 billion. We maintained the average portfolio maturity of the Fund in the 50-day--75-day range during the six months ended March 31, 1997, in anticipation of short-term interest rates remaining unchanged as economic growth continued to advance modestly. This positioning greatly enhanced performance as fixed-rate notes purchased in the 3.75%--4.00% range and tax-exempt commercial paper outperformed the variable rate note sector.

On March 25, 1997 the Federal Reserve Board increased the Federal Funds rate 25 basis points (0.25%) to 5.50% to preemptively contain any inflationary pressures as a result of a tight labor market. We anticipate the possibility of another interest rate hike in May 1997 and presently expect to maintain our maturity in the 40-day--60-day range until the economy slows and interest rates stabilize.

We continue to work very closely with our credit department to maintain the highest quality portfolio possible. Diversification and credit quality remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

In Conclusion
We thank you for your support of the CMA New York Municipal Money
Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

(Arthur Zeikel)
Arthur Zeikel
President




(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President




(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager




May 1, 1997




Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
CP        Commercial Paper
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RAN       Revenue Anticipation Notes
TAN       Tax Anticipation Notes
UT        Unlimited Tax
VRDN      Variable Rate Demand Notes

CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997                                                               (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                              Issue                                                  (Note 1a)
New York--          $ 1,079   Albany, New York, Housing Authority, Private Act Revenue Bonds (Historic
94.3%                         Bleeker Terrace), VRDN, AMT, 3.50% due 3/01/2015 (a)                            $    1,079
                      2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                              VRDN, 3.55% due 12/29/2010 (a)                                                       2,500
                      7,000   Amityville, New York (Union Free School District), TAN, UT, 4.50% due
                              6/26/1997                                                                            7,006
                      4,284   Binghamton, New York, BAN, 4.25% due 5/29/1997                                       4,288
                      4,000   Buffalo, New York, RAN, Series A, 4.25% due 7/15/1997                                4,007
                              Eagle Tax Exempt Trust, VRDN (a):
                     27,000     Series 1994-3201, 3.61% due 4/01/2034                                             27,000
                      7,200     Series 1994-C4, 3.56% due 8/01/2003                                                7,200
                     20,000     Series 1995-3201, 3.56% due 8/15/2024                                             20,000
                     19,000   Eastern Suffolk, New York, Board Cooperative Educational Services
                              District, RAN, 4.50% due 6/26/1997                                                  19,022
                     11,000   Erie County, New York, RAN, UT, Series A, 4.25% due 4/17/1997                       11,003
                      7,000   Farmingdale, New York (Union Free School District), TAN, UT, 4.50% due
                              6/26/1997                                                                            7,009
                              Harrison, New York (Central School District), BAN, UT:
                      7,000     4.50% due 7/18/1997                                                                7,012
                      2,950     (School Building Improvement), 4.25% due 3/19/1998                                 2,963
                      6,000   Hicksville, New York (Union Free School District), TAN, UT, 4.25% due 6/26/1997      6,004
                     12,000   Longwood, New York (Central School District at Middle Island), TAN, UT,
                              4.50% due 6/26/1997                                                                 12,015
                      6,161   Middletown, New York, BAN, UT, Series B, 4.50% due 10/03/1997                        6,179
                      3,000   Monroe County, New York, IDA (Coopervision Project), VRDN, 3.70% due
                              1/01/2012 (a)                                                                        3,000
                      2,000   Municipal Assistance Corporation, City of New York, New York, Refunding,
                              Series E, 4% due 7/01/1997                                                           2,001
                              Nassau County, New York, UT:
                     10,000     BAN, Series A, 4% due 8/15/1997                                                   10,015
                      7,871     BAN, Series A, 4.25% due 8/15/1997                                                 7,890
                     30,000     RAN, Series B, 4.25% due 4/15/1997                                                30,006
                              New York City, New York, CP:
                     32,400     3.45% due 4/07/1997                                                               32,400
                      1,500     3.50% due 4/07/1997                                                                1,500
                     11,300     3.35% due 4/09/1997                                                               11,300
                     15,000     3.40% due 4/09/1997                                                               15,000
                     26,900     3.50% due 4/11/1997                                                               26,900
                     14,400     3.40% due 5/09/1997                                                               14,400
                     18,000     3.50% due 6/10/1997                                                               18,000
                      2,000     3.50% due 7/11/1997                                                                2,000
                      9,000     3.50% due 7/18/1997                                                                9,000
                     10,000     3.55% due 7/18/1997                                                               10,000
                     11,000     3.45% due 8/07/1997                                                               11,000
                      7,000     3.55% due 8/08/1997                                                                7,000
                      1,500     3.55% due 8/21/1997                                                                1,500

CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                   (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                              Issue                                                  (Note 1a)
New York                      New York City, New York, GO, VRDN (a):
(continued)         $ 1,000     Series C, Subseries C-4, 3.70% due 8/01/1997                                  $    1,000
                      3,500     UT, Series B, Sub-Series B-2, 3.65% due 8/15/2003 (d)                              3,500
                      3,100     UT, Series B, Sub-Series B-3, 3.65% due 8/15/2004 (d)                              3,100
                      1,200     UT, Series E, 3.70% due 5/15/1997                                                  1,200
                      7,400     UT, Sub-Series A-4, 3.70% due 8/01/2022                                            7,400
                      6,800     UT, Sub-Series A-4, 3.70% due 8/01/2023                                            6,800
                      1,200     UT, Sub-Series E-5, 3.70% due 8/01/2016                                            1,200
                      1,100     UT, Sub-Series E-5, 3.70% due 8/01/2017                                            1,100
                      1,100     UT, Sub-Series E-5, 3.70% due 8/01/2019                                            1,100
                              New York City, New York, Housing Development Corporation, M/F Mortgage
                              Revenue Bonds, VRDN, AMT, Series A (a):
                     10,000     (West 43rd Street Development), 3.40% due 12/01/2029                              10,000
                     32,400     (West 89th Street), 3.45% due 12/01/2029                                          32,400
                      1,700   New York City, New York, IDA, IDR, VRDN, AMT (Bowe Industrial Inc.
                              Project), Series K, 3.45% due 11/01/2010 (a)                                         1,700
                              New York City, New York, Municipal Water Financing Authortity, Water and
                              Sewer System Revenue Bonds:
                     14,000     CP, 3.60% due 4/07/1997                                                           14,000
                     12,000     CP, 3.40% due 4/21/1997                                                           12,000
                     10,000     CP, 3.45% due 5/16/1997                                                           10,000
                      9,000     CP, 3.60% due 6/12/1997                                                            9,000
                      5,000     CP, 3.60% due 8/06/1997                                                            5,000
                      5,000     Series A, 7% due 6/15/1997 (b)                                                     5,106
                      2,360     Series A, 8.75% due 6/15/1997 (b) (f)                                              2,431
                     20,850     VRDN, Series C, 3.65% due 6/15/2023 (a) (c)                                       20,850
                     12,500     VRDN, Series G, 3.75% due 6/15/2024 (a) (c)                                       12,500
                              New York City, New York, RAN, UT:
                     33,000     Series A, 4.50% due 4/15/1997                                                     33,011
                     51,700     Series B, 4.50% due 6/30/1997                                                     51,813
                      3,100   New York City, New York, Trust Cultural Resource Revenue Bonds (Solomon
                              R. Guggenheim), VRDN, Series B, 3.50% due 12/01/2015 (a)                             3,100
                              New York State, CP:
                      4,900     Series N, 3.40% due 5/05/1997                                                      4,900
                      7,500     Series S, 3.15% due 4/04/1997                                                      7,500
                     10,000     Series S, 3.40% due 5/13/1997                                                     10,000
                              New York State Dormitory Authority Revenue Bonds:
                      1,900     (City University Systems Consolidated), Series A, 8.125% due 7/01/1997 (b)         1,959
                      5,160     (Memorial Sloan Kettering), CP, Series A, 3.55% due 4/08/1997                      5,160
                      3,200     (Memorial Sloan Kettering), CP, Series A, 3.50% due 7/14/1997                      3,200
                      1,000     (Memorial Sloan Kettering), CP, Series B, 3.40% due 4/08/1997                      1,000
                      8,550     (Memorial Sloan Kettering), CP, Series B, 3.45% due 7/16/1997                      8,550
                      9,300     (Memorial Sloan Kettering), CP, Series C, 3.35% due 4/07/1997                      9,300
                     18,000     (Memorial Sloan Kettering), CP, Series C, 3.40% due 4/08/1997                     18,000
                      4,500     (Memorial Sloan Kettering), CP, Series C, 3.55% due 4/08/1997                      4,500
                      6,000     Refunding (City University Systems--3rd Generation Resources), Series 2,
                                4.75% due 7/01/1997                                                                6,008
                              New York State Energy Research and Development Authority, Electric
                              Facilities Revenue Bonds (Long Island Lighting Co.), VRDN, AMT (a):
                      5,000     Series A, 3.55% due 8/01/2025                                                      5,000
                     18,300     Series B, 3.55% due 11/01/2023                                                    18,300




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)                                                   (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                              Issue                                                  (Note 1a)
New York            $14,780   New York State Energy Research and Development Authority, PCR (Long Island
(continued)                   Lighting Co. Project), Series B, 3.60% due 3/01/1998                            $   14,780
                      3,000   New York State Environmental Facilities Corporation, PCR, State Water
                              Revolving Fund (Pooled Loan), Series C, 3.73% due 7/15/1997                          3,000
                     26,400   New York State Environmental Facilities Corporation, Resource Recovery
                              Revenue Bonds (OFS Equity Huntington Project), VRDN, AMT, 3.70% due
                              11/01/2014 (a)                                                                      26,400
                      3,150   New York State Environmental Facilities Corporation, Solid Waste
                              Disposal Revenue Bonds (General Electric Co. Project), CP, AMT, Series A,
                              3.50% due 7/14/1997                                                                  3,150
                      5,960   New York State, GO, 5% due 3/01/1998                                                 6,026
                              New York State, HFA, Revenue Bonds, VRDN (a):
                     20,000     (East 84th Street), AMT, Series A, 3.40% due 11/01/2028                           20,000
                        400     (Normandie Court-I Project), 3.40% due 5/15/2015                                     400
                     20,000   New York State, Local Government Assistance Corporation Revenue Bonds, CP,
                              3.70% due 4/07/1997                                                                 20,000
                              New York State Medical Care Facilities, Finance Agency Revenue Bonds,
                              VRDN, Series A (a):
                      5,300     (Children's Hospital of Buffalo), 3.15% due 11/01/2005                             5,300
                      3,700     (Pooled Loan Equipment Program II), 3.30% due 11/01/2003                           3,700
                      1,100     Refunding (Huntington Hospital Project), Series A, 8.125% due
                                11/01/1997 (b)                                                                     1,149
                        805   New York State Mortgage Agency, Revenue Refunding Bonds (Homeowner
                              Mortgage), AMT, Series 54, 3.80% due 4/01/1997                                         805
                              New York State Power Authority, Revenue and General Purpose Bonds, CP:
                     21,500     3.20% due 4/01/1997                                                               21,500
                     22,800     3.30% due 4/04/1997                                                               22,800
                     25,000     3.65% due 4/07/1997                                                               25,000
                     20,000     3.45% due 4/09/1997                                                               20,000
                     39,770   New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien), 3.50% due 9/01/1997                                                  39,770
                      7,000   New York State Thruway Authority, General Revenue Bonds, VRDN, 3.50%
                              due 1/01/2025 (a)                                                                    7,000
                      4,000   New York State Urban Development Corporation Revenue Bonds
                              (Correctional Facilities), Series C, 7.625% due 1/01/1998 (b) (e)                    4,197
                      5,860   Oneida, New York, City School District, UT, 4.25% due 6/15/1997                      5,865
                      5,850   Oswego, New York, BAN, UT, 4.50% due 10/08/1997                                      5,867
                     10,000   Patchogue-Medford, New York (Unified Free School District), TAN, UT,
                              4.50% due 6/26/1997                                                                 10,015
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds (Versatile Structure Obligations), VRDN (a):
                     15,700     AMT, Series 1, 3.70% due 8/01/2028                                                15,700
                      4,600     Series 3, 3.65% due 6/01/2020                                                      4,600
                      7,300     Series 5, 3.65% due 8/01/2024                                                      7,300
                      9,765   Port Authority of New York and New Jersey, VRDN, AMT, Series SG-52,
                              3.50% due 3/01/2016 (a) (d)                                                          9,765
                      3,318   Rensselaer County, New York, BAN, UT, Series A, 4.25% due 6/27/1997                  3,320
                      7,000   Rochester, New York, RAN, UT, Series III, 4.50% due 6/30/1997                        7,017




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONCLUDED)                                                   (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                              Issue                                                  (Note 1a)
New York            $ 1,880   Saint Lawrence County, New York, IDA, Civic Facility Revenue Bonds
(concluded)                   (Clarkson University Project), VRDN, 3.60% due 10/01/2005 (a)                   $    1,880
                      7,000   Saratoga Springs, New York, City School District, RAN, UT, 3.75% due
                              6/27/1997                                                                            7,003
                      4,000   Schenectady County, New York, IDA, IDR (Super Steel Inc. Project),
                              VRDN, AMT, Series A, 3.50% due 5/01/2006 (a)                                         4,000
                      3,236   Smithtown, New York, BAN, UT, Series B, 4% due 5/02/1997                             3,237
                     28,600   Suffolk County, New York, IDA, IDR (Nissequogue Cogeneration Partners),
                              VRDN, 3.45% due 12/15/2023 (a)                                                      28,600
                     38,580   Suffolk County, New York, TAN, UT, Series I, 4% due 8/14/1997                       38,648
                              Suffolk County, New York, Water Authority, BAN, VRDN, UT (a):
                      2,600     3.35% due 12/21/1999                                                               2,600
                     15,000     3.35% due 2/08/2001                                                               15,000
                              Syracuse, New York, BAN, UT:
                      5,000     AMT, Series B, 4.15% due 12/19/1997                                                5,007
                     15,000     Series A, 3.90% due 12/19/1997                                                    15,016
                     11,535   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Community
                              Development Properties--Larned Project), VRDN, 3.60% due 4/01/2018 (a)              11,535
                      2,360   Triborough Bridge and Tunnel Authority, New York, General Purpose
                              Revenue Bonds, Series B, 5% due 1/01/1998                                            2,382
                      7,000   Valley Stream, New York, Central High School District, TAN, UT, 4.25%
                              due 6/26/1997                                                                        7,006

Puerto Rico--                 Puerto Rico Commonwealth, Government Development Bank, CP:
4.6%                 46,600     3.40% due 5/08/1997                                                               46,600
                      7,000     3.55% due 5/09/1997                                                                7,000
                      3,500     3.45% due 5/12/1997                                                                3,500

                              Total Investments (Cost--$1,223,327*)--98.9%                                     1,223,327

                              Other Assets Less Liabilities--1.1%                                                 12,995
                                                                                                              ----------
                              Net Assets--100.0%                                                              $1,236,322
                                                                                                              ==========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1997.
(b)Prerefunded.
(c)FGIC Insured.
(d)MBIA Insured.
(e)AMBAC Insured.
(f)BIG Insured.
  *Cost for Federal income tax purposes.


   See Notes to Financial Statements.




CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1997
Assets:
Investments, at value (identified cost--$1,223,326,716) (Note 1a)                                        $ 1,223,326,716
Cash                                                                                                             521,495
Receivables:
 Interest                                                                               $    11,113,368
 Securities sold                                                                              2,369,733       13,483,101
                                                                                        ---------------
Prepaid registration fees and other assets (Note 1d)                                                              27,202
                                                                                                         ---------------
Total assets                                                                                               1,237,358,514
                                                                                                         ---------------

Liabilities:
Payables:
 Investment adviser (Note 2)                                                                    471,864
 Distributor (Note 2)                                                                           362,101
 Beneficial interest redeemed                                                                        32          833,997
                                                                                        ---------------
Accrued expenses and other liabilities                                                                           202,195
                                                                                                         ---------------
Total liabilities                                                                                              1,036,192
                                                                                                         ---------------
Net Assets                                                                                               $ 1,236,322,322
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   123,720,521
Paid-in capital in excess of par                                                                           1,113,484,685
Accumulated realized capital losses--net (Note 4)                                                               (882,884)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 1,237,205,206 shares of
beneficial interest outstanding                                                                          $ 1,236,322,322
                                                                                                         ===============


See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1997
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    40,146,064

Expenses:
Investment advisory fees (Note 2)                                                       $     5,150,683
Distribution fees (Note 2)                                                                    1,405,157
Transfer agent fees (Note 2)                                                                    205,845
Registration fees (Note 1d)                                                                     134,464
Accounting services (Note 2)                                                                    106,293
Custodian fees                                                                                   69,745
Professional fees                                                                                55,784
Printing and shareholder reports                                                                 54,167
Pricing fees                                                                                     12,179
Trustees' fees and expenses                                                                      10,706
Other                                                                                            12,704
                                                                                        ---------------
Total expenses                                                                                                 7,217,727
                                                                                                         ---------------
Investment income--net                                                                                        32,928,337
Realized Loss on Investments--Net (Note 1c)                                                                         (802)
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    32,927,535
                                                                                                         ===============

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                             1997             1996
Operations:
Investment income--net                                                                  $    32,928,337  $    31,054,963
Realized gain (loss) on investments--net                                                           (802)           2,835
                                                                                        ---------------- ---------------
Net increase in net assets resulting from operations                                         32,927,535       31,057,798
                                                                                        ---------------- ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                      (32,920,755)     (31,054,963)
                                                                                        ---------------- ---------------
Net decrease in net assets resulting from dividends to shareholders                         (32,920,755)     (31,054,963)
                                                                                        ---------------- ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                          4,110,518,531    3,670,775,973
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                          32,921,515       31,055,127
                                                                                        ---------------- ---------------
                                                                                          4,143,440,046    3,701,831,100
Cost of shares redeemed                                                                  (4,039,388,472)  (3,489,422,207)
                                                                                        ---------------- ---------------
Net increase in net assets derived from beneficial interest transactions                    104,051,574      212,408,893
                                                                                        ---------------- ---------------

Net Assets:
Total increase in net assets                                                                104,058,354      212,411,728
Beginning of year                                                                         1,132,263,968      919,852,240
                                                                                        ---------------- ---------------
End of year                                                                             $ 1,236,322,322  $ 1,132,263,968
                                                                                        ===============  ===============


See Notes to Financial Statements.

CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                           1997        1996        1995       1994          1993
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .03         .03         .03         .02          .02
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .03         .03         .03         .02          .02
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.03)       (.03)       (.03)       (.02)        (.02)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of year                                 $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
Total Investment Return                                           2.92%       3.17%       2.59%       1.79%        2.19%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .63%        .64%        .67%        .67%         .67%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income--net                                            2.88%       3.12%       2.59%       1.78%        2.16%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                       $1,236,322  $1,132,264  $  919,852  $  772,760   $  665,970
                                                             ==========  ==========  ==========  ==========   ==========


See Notes to Financial Statements.




CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $7,582 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.





CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $883,000, of which $81,000 expires in 1998, $203,000 expires in 2001, $293,000 expires in 2002, $304,000 expires in 2003 and $2,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

<AUDIT-REPORT>
CMA NEW YORK MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
May 2, 1997
</AUDIT-REPORT>

IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 1997 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.